SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

	As of		As of
	December 31,		December 31,
Put right liabilities - Series A	2021		2022
Expected terms (Year)		2.7		1.7
Estimated volatility		34.5%		33.9%
Spot price	US$	171,134	US$	148,276
Probability of triggering event for redemption option		70%		70%

	As of		As of
	August 19,		December 31,
Put right liabilities - Series B	2022		2022
Expected terms (Year)		2.1		1.7
Estimated volatility		31.3%		31.1%
Spot price	US$	36,570	US$	36,516
Probability of triggering event for redemption option		70%		70%

Schedule of share-based compensation expenses

The allocation of share-based compensation expense was as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	284,431	201,926	117,876	17,090
Administrative expenses	209,033	406,683	239,272	34,691
Equity in loss of an affiliate	32,707	13,267	13,852	2,008
	526,171	621,876	371,000	53,789

2017 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the stock options activities of 2017 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31 , 2019	9,812,881	0.93	7.76	47,671
Forfeited	(338,876)	1.00	—	—
Exercised	(1,439,373)	0.72	—	—
Surrendered (Note 16(h))	(332,566)	1.00	—	—
Outstanding as of December 31 , 2020	7,702,066	0.97	6.75	150,415
Exercised	(5,122,549)	0.96	—	—
Forfeited	(10,500)	1.00	—	—
Outstanding as of December 31 , 2021	2,569,017	1.00	5.79	50,361
Exercised	(786,400)	1.00	—	—
Outstanding as of December 31 , 2022	1,782,617	1.00	4.75	1,457
Exercisable as of December 31, 2022	1,782,617	1.00	4.75	1,457

Schedule of share-based compensation expenses

Share-based compensation expenses related to the stock options of 2017 Plan are included in:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	69,214	(225)	—	—
Administrative expenses	52,802	2,835	—	—
Equity in loss of affiliates	4,277	516	—	—
	126,293	3,126	—	—

2018 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the stock options activities of 2018 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2019	13,536,588	1.00	8.86	64,840
Exercised	(402,000)	1.00	—	—
Surrendered (Note 16 (h))	(2,544,917)	1.00	—	—
Outstanding as of December 31, 2020	10,589,671	1.00	8.15	206,499
Exercised	(3,036,435)	1.00	—	—
Outstanding as of December 31, 2021	7,553,236	1.00	7.15	148,076
Exercised	(6,044,843)	1.00	—	—
Outstanding as of December 31, 2022	1,508,393	1.00	6.15	1,233
Exercisable as of December 31, 2022	1,508,393	1.00	6.15	1,233

Schedule of share-based compensation expenses

Share-based compensation expenses related to the stock options of 2018 Plan are included in:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	65,656	55	—	—
Administrative expenses	48,055	4,478	—	—
Equity in loss of affiliates	226	257	—	—
	113,937	4,790	—	—

2019 plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the stock options activities of 2019 Plan for periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	72,000	6.09	—	—
Outstanding as of December 31, 2020	72,000	6.09	9.33	1,038
Granted	—	—	—	—
Outstanding as of December 31, 2021	72,000	6.09	8.05	1,045
Granted	—	—	—	—
Outstanding as of December 31, 2022	72,000	6.09	7.05	—
Exercisable as of December 31, 2022	48,000	6.09	7.05	—

Schedule of non-vested stock option activities

A summary of non-vested stock options activity for the year ended December 31, 2022 is presented below:

		Weighted average
		grant-
		date fair value
	Number of shares	US$
Non-vested at December 31, 2021	48,000	4.50
Vested	(24,000)	4.50
Non-vested at December 31, 2022	24,000	4.50

Schedule of valuation assumptions used

Stock options granted to the 3 independent directors were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Expected dividend yield	—
Time to maturity (in years)	10

Schedule of share-based compensation expenses

Share-based compensation expenses related to the stock options of 2019 Plan are included in:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	—	—	—
Administrative expenses	1,171	707	288	42
Equity in loss of affiliates	—	—	—	—
	1,171	707	288	42

2020 plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the stock options activities of 2020 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,068,733	5.91	—	—
Forfeited	(24,365)	5.91	—	—
Outstanding as of December 31, 2020	1,044,368	5.91	9.62	15,237
Granted	133,913	18.85	—	—
Exercised	(68,859)	5.91	—	—
Expired	(154)	5.91	—	—
Forfeited	(111,495)	6.23	—	—
Outstanding as of December 31, 2021	997,773	7.61	8.68	12,967
Granted	2,026,300	9.20	—	—
Exercised	(14,645)	5.91	—	—
Expired	(69,051)	6.74	—	—
Forfeited	(170,490)	7.65	—	—
Outstanding as of December 31, 2022	2,769,887	8.81	8.76	—
Exercisable as of December 31, 2022	353,949	7.00	7.67	—

Schedule of non-vested stock option activities

A summary of non-vested stock option activities for the year ended December 31, 2022 is presented below:

		Weighted average
		grant-
		date fair value
	Number of shares	US$
Non-vested at December 31, 2021	805,433	9.44
Granted	2,026,300	1.35
Vested	(245,305)	9.40
Forfeited	(170,490)	7.39
Non-vested at December 31, 2022	2,415,938	0.53

Schedule of valuation assumptions used

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year Ended December 31,
	2020	2021	2022
Expected volatility	56.51%	50.78%-51.84%	53.66%
Risk-free interest rate (per annum)	0.86%	1.32%-1.88%	1.88%
Exercise multiple	2.20-2.80	2.20-2.80	2.20-2.80
Expected dividend yield	—	—	—
Time to maturity (in years)	10	10	10

Schedule of share-based compensation expenses

Share-based compensation expenses related to the stock options of 2020 Plan are included in:

	Year Ended December 31,
	2020	2021	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	10,435	14,915	17,068	2,475
Administrative expenses	4,357	8,702	25,897	3,755
Equity in loss of affiliates	1,619	3,262	2,846	413
	16,411	26,879	45,811	6,643

2020 plan | Restricted shares
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the restricted share units subject to terms and conditions under 2020 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,328,120	1.00	—	—
Vested	(565,200)	1.00	—	—
Outstanding as of December 31, 2020	762,920	1.00	9.65	14,877
Vested	(762,920)	1.00	—	—
Outstanding as of December 31, 2021	—	—	—	—

Schedule of share-based compensation expenses

Share-based compensation expenses related to these restricted share units are included in:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	67,181	4,156	—	—
Administrative expenses	25,985	54,011	—	—
Equity in loss of affiliates	19,085	720	—	—
	112,251	58,887	—	—

2021 plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of non-vested stock option activities

A summary of non-vested stock option activities for the year ended December 31, 2022 is presented below:

		Weighted average
		grant-
		date fair value
	Number of shares	US$
Non-vested at December 31, 2021	2,444,440	14.12
Granted	2,787,738	2.70
Vested	(565,579)	14.18
Forfeited	(880,304)	7.64
Non-vested at December 31, 2022	3,786,295	1.76

Schedule of valuation assumptions used

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year Ended December 31,
	2021	2022
Expected volatility	51.77%-54.37%	53.66%-58.97%
Risk-free interest rate (per annum)	1.44%-1.68%	1.88%-3.53%
Exercise multiple	2.20-2.80	2.20-2.80
Expected dividend yield	—	—
Time to maturity (in years)	10	10

Schedule of share-based compensation expenses

Share-based compensation expenses related to the stock options of 2021 Plan are included in:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	20,430	36,104	5,234
Administrative expenses	—	35,226	75,980	11,016
Equity in loss of affiliates	—	—	2,715	393
	—	55,656	114,799	16,643

2021 plan | Restricted shares
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the restricted share units of 2021 Plan for the period presented:

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	1,827,166	—	—	—
Forfeited	(170,913)	—	—	—
Outstanding as of December 31, 2021	1,656,253	—	9.57	34,126
Granted	821,215	—	—	—
Vested	(1,139,587)	—	—	—
Forfeited	(301,908)	—	—	—
Outstanding as of December 31, 2022	1,035,973	—	8.55	2,266

Schedule of non-vested restricted share units activities

A summary of non-vested restricted share units activities for year ended December 31, 2022 is presented below:

		Weighted average
	Number of restricted	grant-date fair value
	share units	US$
Non-vested at December 31, 2021	1,656,253	26.45
Granted	821,215	9.18
Vested	(1,139,587)	26.41
Forfeited	(301,908)	17.85
Non-vested at December 31, 2022	1,035,973	5.19

Schedule of share-based compensation expenses

Share-based compensation expenses related to the restricted share units of 2021 Plan are included in:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	—	44,227	46,649	6,763
Administrative expenses	—	73,332	99,708	14,456
Equity in loss of affiliates	—	—	4,077	591
	—	117,559	150,434	21,810

2020 Plan | Restricted shares
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the restricted share units of 2020 Plan for the periods presented:

		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise	remaining	intrinsic
	restricted	price	contractual	value
	share units	US$	term	US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	4,093,079	—	—	—
Forfeited	(13,461)	—	—	—
Outstanding as of December 31, 2020	4,079,618	—	9.70	83,632
Granted	1,649,045	—	—	—
Vested	(4,048,000)	—	—	—
Forfeited	(198,872)	—	—	—
Outstanding as of December 31, 2021	1,481,791	—	8.95	30,531
Granted	755,734	—	—	—
Vested	(720,232)	—	—	—
Forfeited	(270,482)	—	—	—
Outstanding as of December 31, 2022	1,246,811	—	8.55	2,266

Schedule of non-vested restricted share units activities

A summary of non-vested restricted share units activities for the year ended December 31, 2022 is presented below:

		Weighted average
		grant-
	Number of restricted share	date fair value
	units	US$
Non-vested at December 31, 2021	1,481,791	17.80
Granted	755,734	10.11
Vested	(720,232)	19.71
Forfeited	(270,482)	14.52
Non-vested at December 31, 2022	1,246,811	2.98

Schedule of share-based compensation expenses

Share-based compensation expenses related to the aforementioned restricted share units of 2020 Plan are included in:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	71,945	118,368	18,055	2,618
Administrative expenses	76,663	227,392	37,399	5,422
Equity in loss of affiliates	7,500	8,512	4,214	611
	156,108	354,272	59,668	8,651

2021 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the stock options activities of 2021 Plan for the year ended December 31,2022:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	2,698,245	26.43	—	—
Forfeited	(253,805)	26.39	—	—
Outstanding as of December 31, 2021	2,444,440	26.44	9.57	—
Granted	2,787,738	9.20	—	—
Forfeited	(880,304)	18.21	—	—
Expired	(46,202)	26.39	—	—
Outstanding as of December 31, 2022	4,305,672	17.32	8.89	—
Exercisable as of December 31, 2022	519,377	26.46	8.53	—